COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments for Property, Plant and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Total	$ 472,663,508	$ 858,487,886	$ 919,719,752
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
2015	8,011,239
2016	17,525
Total	$ 8,028,764	$ 13,356,755	$ 20,415,660